SHARE-BASED COMPENSATION PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 25, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 6 months
Number of shares available for future grant (in shares)		8,548,953
Number of additional shares available for future grant (in shares)	2,174,572
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Total compensation cost		$ 29,000	$ 34,600	$ 33,600
Unrecognized compensation cost related to nonvested share-based compensation arrangements		$ 32,700
Compensation expense over a remaining weighted-average period		1 year 8 months 12 days
Award vesting percentage		100.00%
Weighted-average grant-date fair value per share
Nonvested at end of period (in dollars per share)		$ 7.04
Weighted-average exercise price
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.987%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		40.551%
Non Employee Director Non-Deferred Restricted Share Units [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Vested / Settled (in shares)		0
Granted (in dollars per share)		$ 13.24
Number of Shares
Outstanding, beginning of period (in shares)		0
Granted (in shares)		91,000
Vested / Settled (in shares)		0
Outstanding, end of period (in shares)		91,000	0
Vested at end of period (in shares)		0
Weighted-average grant-date fair value per share
Outstanding, beginning of period (in dollars per share)		$ 0.00
Granted (in dollars per share)		13.24
Vested / Settled (in dollars per share)		0.00
Outstanding, end of period (in dollars per share)		13.24	$ 0.00
Vested at end of period (in dollars per share)		$ 0.00
Restricted Shares And Restricted Share Units [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Total compensation cost		$ 19,300	$ 21,800	22,500
Share appreciation rights [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Total compensation cost		$ 0	$ 200	$ 1,100
Award vesting percentage		33.33%
Awards vesting period		3 years
Expiration period		10 years
Number of shares under SARs
Outstanding at beginning of period (in shares)		1,544,000
Forfeited or expired (in shares)		(515,000)
Outstanding at end of period (in shares)		1,029,000	1,544,000
Exercised (in shares)		0	0	0
Grants (in shares)		0	0	0
Weighted-average exercise price
Outstanding at beginning of period (in dollars per share)		$ 30.67
Forfeited or expired (in dollars per share)		29.94
Outstanding at end of period (in dollars per share)		31.03	$ 30.67
Exercisable at end of period (in dollars per share)		$ 31.03
Outstanding at end of period, Weighted-average remaining contractual term (in years)		3 years 16 days
Exercisable at end of period, Weighted-average remaining contractual term (in years)		3 years 16 days
Outstanding at end of period, Aggregate intrinsic value		$ 0
Number of shares under SARs exercisable		1,029,000
Exercisable at end of period, Aggregate intrinsic value		$ 0
Share options [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Granted (in dollars per share)		$ 17.59
Number of Shares
Granted (in shares)		355,000
Weighted-average grant-date fair value per share
Granted (in dollars per share)		$ 17.59
Number of shares under SARs
Outstanding at beginning of period (in shares)		100,000
Outstanding at end of period (in shares)		455,000	100,000
Exercised (in shares)		0	0	0
Weighted-average exercise price
Outstanding at beginning of period (in dollars per share)		$ 15.31
Outstanding at end of period (in dollars per share)		17.08	$ 15.31
Exercisable at end of period (in dollars per share)		$ 15.31
Outstanding at end of period, Weighted-average remaining contractual term (in years)		4 years 11 months 30 days
Exercisable at end of period, Weighted-average remaining contractual term (in years)		1 month 1 day
Outstanding at end of period, Aggregate intrinsic value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		100,000
Exercisable at end of period, Aggregate intrinsic value		$ 0
Share options [Member] | Minimum [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Award vesting percentage		25.00%
Requisite service period		3 years
Expiration period		7 years
Share options [Member] | Maximum [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Award vesting percentage		33.33%
Expiration period		10 years
Performance Shares [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Total compensation cost		$ 9,700	$ 12,600	$ 10,000
Compensation expense over a remaining weighted-average period		3 years
Awards vesting period		3 years
Vested / Settled (in shares)				0
Performance-based awards, target value, per share amount		$ 100	$ 100	$ 100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Performance Unit Value Determined On Annual Performance		25.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Equity Instruments Other Than Options, Aggregate Grant Date Fair Value1		$ 9,500	$ 8,600	$ 9,000
Vesting percentage of performance units (in hundredths)		25.00%
Cash paid for units vested		$ 11,400	7,900	$ 2,700
Number of Shares
Vested / Settled (in shares)				0
Performance Shares [Member] | Minimum [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Expected to vest, weighted average exercise price (in dollars per share)		$ 0
Performance Shares [Member] | Maximum [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Expected to vest, weighted average exercise price (in dollars per share)		$ 200
Restricted shares [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Award vesting percentage		33.33%
Awards vesting period		3 years
Fair value of shares vested		$ 758	$ 37	$ 4,100
Vested / Settled (in shares)		(54,000)
Granted (in dollars per share)		$ 18.60
Number of Shares
Nonvested at beginning of period (in shares)		54,000
Granted (in shares)			0	0
Vested / Settled (in shares)		(54,000)
Nonvested at end of period (in shares)		0	54,000
Weighted-average grant-date fair value per share
Nonvested at beginning of period (in dollars per share)		$ 18.60
Granted (in dollars per share)		18.60
Vested / Settled (in dollars per share)		18.60
Nonvested at end of period (in dollars per share)		$ 0.00	$ 18.60
Restricted Stock Units (RSUs) [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Award vesting percentage		33.33%
Fair value of shares vested		$ 17,800	$ 14,600	$ 8,900
Requisite service period		3 years
Vested / Settled (in shares)		(984,000)
Granted (in dollars per share)		$ 17.09	$ 11.62	$ 21.11
Number of Shares
Nonvested at beginning of period (in shares)		2,243,000
Granted (in shares)		1,501,000
Vested / Settled (in shares)		(984,000)
Forfeited (in shares)		(324,000)
Nonvested at end of period (in shares)		2,436,000	2,243,000
Weighted-average grant-date fair value per share
Nonvested at beginning of period (in dollars per share)		$ 15.59
Granted (in dollars per share)		17.09	$ 11.62	$ 21.11
Vested / Settled (in dollars per share)		17.96
Forfeited (in dollars per share)		15.38
Nonvested at end of period (in dollars per share)		$ 15.59	$ 15.59
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Requisite service period		6 months
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Requisite service period		36 months
Non Employee Director Deferred Restricted Share Units [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Vested / Settled (in shares)		(114,000)	(54,000)	(44,000)
Fair value of shares of common stock issued in connection with settlement of vested RSUs		$ 1,500	$ 1,000	$ 900
Granted (in dollars per share)		$ 13.24	$ 17.43	$ 20.96
Number of Shares
Outstanding, beginning of period (in shares)		287,000
Granted (in shares)		30,000
Vested / Settled (in shares)		(114,000)	(54,000)	(44,000)
Outstanding, end of period (in shares)		203,000	287,000
Vested at end of period (in shares)		173,000
Weighted-average grant-date fair value per share
Outstanding, beginning of period (in dollars per share)		$ 27.78
Granted (in dollars per share)		13.24	$ 17.43	$ 20.96
Vested / Settled (in dollars per share)		29.85
Outstanding, end of period (in dollars per share)		25.62	$ 27.78
Vested at end of period (in dollars per share)		$ 27.78
Non Employee Director Deferred and Non-Deferred Restricted Share Units [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Fair value of long-term liabilities		$ 3,800	$ 5,200
Other Current Liabilities [Member] | Performance Shares [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Deferred Compensation Share-based Arrangements, Liability, Current		11,500	10,900
Other Noncurrent Liabilities [Member] | Performance Shares [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Deferred Compensation Share-based Arrangements, Liability, Current		$ 10,500	$ 12,800
Granted During 2017 [Member] | Share options [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Requisite service period		4 years
Share-based Compensation Award, Total Period [Member] | Performance Shares [Member]
Compensation cost charged to expense under all share-based incentive awards [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Period For Value Determination		3 years